Related-Party Transactions (Parenthetical) (Detail) - Virginia Electric and Power Company - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Capital expenditures	$ 4,909	$ 3,521	$ 3,138
Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 177	$ 161	$ 141